SCHEDULE OF WARRANTS OUTSTANDING (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares outstanding at beginning	2,799,213	655,463	195,463
Weighted average exercise price, outstanding at beginning	$ 11.79	$ 58.36	$ 131.00
Weighted average remaining life, outstanding	3 years	4 years 7 months 6 days	3 years 7 months 6 days	3 years 4 months 24 days
Intrinsic value, outstanding beginning		$ 5,514	$ 801,024
Warrant shares outstanding, Issued		2,311,320	1,227,500
Weighted average exercise price, Issued		$ 1.37	$ 10.31
Warrant shares outstanding, exercised	(1,954,000)	(122,000)	(767,500)
Exchanged for common stock
Weighted average exercise price, exercised	$ 1.37	$ 1.37
Warrant shares outstanding, Forfeited		(45,570)
Weighted average exercise price, Forfeited		$ 111.50
Warrant shares outstanding at end	844,628	2,799,213	655,463	195,463
Weighted average exercise price, outstanding at end	$ 35.78	$ 11.79	$ 58.36	$ 131.00
Warrant shares outstanding, exercisable	844,628	2,799,213
Weighted average exercise price, exercisable	$ 35.78	$ 11.79
Weighted average remaining life, exercisable	3 years	4 years 7 months 6 days
Intrinsic value, outstanding ending			$ 5,514	$ 801,024
Warrant shares outstanding,expired	(585)
Weighted average exercise price, expired	$ 160.00
Intrinsic value, exercisable